JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	66,705	28,081,471
Automobiles & Parts — 0.0% ^
Gentex Corp.	92,150	2,434,603
Banks — 0.2%
Commerce Bancshares, Inc.	205,755	12,592,206
Beverages — 0.3%
Monster Beverage Corp. *	364,985	21,442,869
Chemicals — 1.1%
CF Industries Holdings, Inc.	146,724	13,620,389
Linde plc	128,859	59,308,643
		72,929,032
Construction & Materials — 1.6%
A O Smith Corp.	101,940	7,216,333
Acuity, Inc.	49,518	15,417,429
Advanced Drainage Systems, Inc.	74,630	8,563,792
Builders FirstSource, Inc. *	73,881	9,392,492
Carlisle Cos., Inc.	46,863	16,622,775
Eagle Materials, Inc.	39,294	8,813,251
EMCOR Group, Inc.	37,664	23,633,783
Louisiana-Pacific Corp.	55,885	5,052,563
Watsco, Inc.	33,337	15,030,987
		109,743,405
Consumer Services — 1.3%
Copart, Inc. *	437,841	19,847,333
eBay, Inc.	273,296	25,074,908
Grand Canyon Education, Inc. *	78,425	13,224,808
H&R Block, Inc.	268,751	14,603,929
Rollins, Inc.	296,615	16,987,141
		89,738,119
Electricity — 0.8%
Consolidated Edison, Inc.	149,812	15,505,542
Evergy, Inc.	152,474	10,795,159
NRG Energy, Inc.	131,397	21,969,579
OGE Energy Corp.	183,126	8,317,583
		56,587,863
Electronic & Electrical Equipment — 0.8%
Donaldson Co., Inc.	151,087	10,873,731
IDEX Corp.	63,141	10,324,185
Keysight Technologies, Inc. *	102,520	16,804,053
Mettler-Toledo International, Inc. *	14,941	18,432,413
		56,434,382
Finance & Credit Services — 1.3%
FactSet Research Systems, Inc.	36,694	14,784,013

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
Moody's Corp.	62,410	32,186,709
S&P Global, Inc.	76,054	41,913,359
		88,884,081
Food Producers — 0.2%
Ingredion, Inc.	110,715	14,563,451
Gas, Water & Multi-utilities — 0.8%
National Fuel Gas Co.	178,556	15,496,875
UGI Corp.	416,521	15,069,730
WEC Energy Group, Inc.	197,242	21,515,157
		52,081,762
General Industrials — 1.4%
GE Vernova, Inc.	87,890	58,032,888
Illinois Tool Works, Inc.	113,889	29,152,167
RPM International, Inc.	79,514	9,335,739
		96,520,794
Health Care Providers — 0.3%
Chemed Corp.	26,589	10,962,645
DaVita, Inc. *	88,084	12,364,351
		23,326,996
Household Goods & Home Construction — 0.3%
NVR, Inc. *	1,979	14,940,441
PulteGroup, Inc.	32,037	3,617,618
		18,558,059
Industrial Engineering — 0.6%
Graco, Inc.	159,372	13,384,060
Lincoln Electric Holdings, Inc.	70,888	17,261,228
Snap-on, Inc.	30,031	9,645,657
		40,290,945
Industrial Metals & Mining — 0.3%
Fastenal Co.	136,272	6,286,227
Reliance, Inc.	13,429	3,896,156
Southern Copper Corp. (Mexico)	131,202	12,353,980
		22,536,363
Industrial Support Services — 6.6%
Accenture plc, Class A (Ireland)	162,605	43,431,795
Automatic Data Processing, Inc.	132,915	41,137,192
Cintas Corp.	135,606	30,179,115
Corpay, Inc. *	31,648	10,223,886
Jack Henry & Associates, Inc.	49,958	8,483,618
Mastercard, Inc., Class A	202,163	114,519,275
MSC Industrial Direct Co., Inc., Class A	101,430	8,785,867
Paychex, Inc.	158,009	22,805,439
Verisk Analytics, Inc., Class A	73,753	20,555,699

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Visa, Inc., Class A	378,966	130,921,384
WW Grainger, Inc.	21,487	22,336,596
		453,379,866
Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	144,868	13,048,261
Expeditors International of Washington, Inc.	109,744	12,756,642
Landstar System, Inc.	78,991	10,535,030
Union Pacific Corp.	186,175	41,325,265
United Parcel Service, Inc., Class B	19,696	1,697,007
		79,362,205
Investment Banking & Brokerage Services — 4.1%
Ameriprise Financial, Inc.	47,604	24,667,917
Berkshire Hathaway, Inc., Class B *	274,268	129,421,584
Blackrock, Inc.	40,762	45,083,180
Broadridge Financial Solutions, Inc.	81,928	20,277,999
Cboe Global Markets, Inc.	72,256	17,416,586
Intercontinental Exchange, Inc.	162,215	29,982,199
Nasdaq, Inc.	26,914	2,589,665
SEI Investments Co.	183,935	16,208,352
		285,647,482
Leisure Goods — 0.6%
Electronic Arts, Inc.	147,240	22,452,628
Pool Corp.	43,707	13,467,875
YETI Holdings, Inc. *	239,453	8,797,503
		44,718,006
Life Insurance — 0.5%
Aflac, Inc.	237,656	23,613,500
Primerica, Inc.	34,048	9,044,170
		32,657,670
Media — 0.7%
Fox Corp., Class A	167,887	9,361,379
New York Times Co. (The), Class A	194,066	10,070,085
Nexstar Media Group, Inc.	45,812	8,571,883
Spotify Technology SA *	32,366	20,278,594
		48,281,941
Medical Equipment & Services — 2.5%
Abbott Laboratories	448,649	56,615,017
Agilent Technologies, Inc.	144,890	16,634,821
Bio-Techne Corp.	45,001	2,462,905
Hologic, Inc. *	197,969	13,228,289
IDEXX Laboratories, Inc. *	42,363	22,634,974
Penumbra, Inc. *	57,090	14,402,094
QIAGEN NV	114,643	5,656,486
ResMed, Inc.	85,637	23,288,126
Solventum Corp. *	33,253	2,372,934

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
STERIS plc	46,775	10,594,070
Waters Corp. *	10,679	3,083,668
		170,973,384
Non-life Insurance — 4.3%
Allstate Corp. (The)	89,083	18,106,120
American Financial Group, Inc.	63,973	7,990,228
Aon plc, Class A	79,224	28,180,769
Arch Capital Group Ltd.	207,861	17,888,517
Arthur J Gallagher & Co.	97,831	28,101,955
Brown & Brown, Inc.	175,103	15,999,161
Chubb Ltd.	114,975	30,587,949
Fidelity National Financial, Inc.	209,893	11,844,262
Hartford Insurance Group, Inc. (The)	132,372	16,465,753
Markel Group, Inc. *	673	1,351,579
Marsh & McLennan Cos., Inc.	169,710	33,806,232
Old Republic International Corp.	140,511	5,082,283
Progressive Corp. (The)	123,942	29,998,922
RLI Corp.	100,103	6,605,797
Travelers Cos., Inc. (The)	100,318	26,106,756
WR Berkley Corp.	249,017	17,134,860
		295,251,143
Non-Renewable Energy — 3.1%
Antero Midstream Corp.	160,895	2,952,423
Chevron Corp.	297,113	45,054,215
ConocoPhillips	236,771	22,573,747
Coterra Energy, Inc.	605,608	14,770,779
EOG Resources, Inc.	167,569	20,111,632
Exxon Mobil Corp.	886,598	98,979,801
TechnipFMC plc (United Kingdom)	277,149	10,079,909
		214,522,506
Personal Care, Drug & Grocery Stores — 2.4%
Church & Dwight Co., Inc.	174,969	16,406,843
Clorox Co. (The)	99,643	12,511,175
Colgate-Palmolive Co.	324,401	27,201,024
Kimberly-Clark Corp.	175,058	21,815,728
Procter & Gamble Co. (The)	572,648	86,166,345
		164,101,115
Personal Goods — 1.4%
Crocs, Inc. *	75,711	7,550,658
Deckers Outdoor Corp. *	114,549	12,161,667
Lululemon Athletica, Inc. *	79,006	15,843,073
NIKE, Inc., Class B	431,247	32,209,838
On Holding AG, Class A (Switzerland) *	172,200	8,363,754
Ralph Lauren Corp.	59,958	17,912,453
		94,041,443

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.1%
AbbVie, Inc.	436,867	82,576,600
Amgen, Inc.	43,717	12,900,887
Bristol-Myers Squibb Co.	630,230	27,295,261
Gilead Sciences, Inc.	394,631	44,313,115
Jazz Pharmaceuticals plc *	108,136	12,395,630
Johnson & Johnson	598,805	98,647,136
Medpace Holdings, Inc. *	44,962	19,207,766
Merck & Co., Inc.	669,989	52,339,541
Regeneron Pharmaceuticals, Inc.	29,818	16,264,526
Royalty Pharma plc, Class A	360,746	13,275,453
United Therapeutics Corp. *	56,932	15,639,220
Zoetis, Inc.	179,209	26,126,880
		420,982,015
Precious Metals & Mining — 0.1%
Royal Gold, Inc.	29,480	4,463,862
Real Estate Investment Trusts — 2.3%
American Tower Corp.	97,127	20,240,295
Camden Property Trust	57,791	6,310,777
Crown Castle, Inc.	77,332	8,126,820
CubeSmart	69,232	2,693,817
Equity LifeStyle Properties, Inc.	130,597	7,825,372
Equity Residential	80,183	5,067,566
Extra Space Storage, Inc.	57,746	7,758,752
Gaming and Leisure Properties, Inc.	90,598	4,129,457
Host Hotels & Resorts, Inc.	864,372	13,587,928
Lamar Advertising Co., Class A	126,532	15,468,537
Mid-America Apartment Communities, Inc.	94,153	13,410,212
Public Storage	73,723	20,048,233
Simon Property Group, Inc.	119,734	19,611,232
Weyerhaeuser Co.	519,941	13,024,522
		157,303,520
Renewable Energy — 0.0% ^
Enphase Energy, Inc. *	83,453	2,700,539
Retailers — 6.2%
Best Buy Co., Inc.	119,086	7,747,735
Costco Wholesale Corp.	110,819	104,129,965
Dollar Tree, Inc. *	111,065	12,611,431
Etsy, Inc. *	261,450	15,234,691
Gap, Inc. (The)	312,445	6,080,180
Home Depot, Inc. (The)	255,994	94,080,355
Lowe's Cos., Inc.	147,115	32,890,501
O'Reilly Automotive, Inc. *	335,568	32,993,046
Ross Stores, Inc.	156,988	21,435,141
TJX Cos., Inc. (The)	353,143	43,976,898
Tractor Supply Co.	121,087	6,895,905
Ulta Beauty, Inc. *	24,001	12,360,755

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Walmart, Inc.	179,341	17,571,831
Williams-Sonoma, Inc.	102,650	19,200,682
		427,209,116
Software & Computer Services — 23.9%
Adobe, Inc. *	127,452	45,588,306
Akamai Technologies, Inc. *	182,057	13,892,770
Alphabet, Inc., Class A	765,553	146,909,621
Amdocs Ltd.	152,929	13,054,019
AppLovin Corp., Class A *	88,958	34,755,891
Atlassian Corp., Class A *	103,414	19,832,737
Bentley Systems, Inc., Class B	305,520	17,714,050
Cadence Design Systems, Inc. *	94,979	34,626,494
CCC Intelligent Solutions Holdings, Inc. *	809,735	7,830,137
Cognizant Technology Solutions Corp., Class A	274,684	19,711,324
Crowdstrike Holdings, Inc., Class A *	81,376	36,991,088
Datadog, Inc., Class A *	178,642	25,006,307
Docusign, Inc. *	211,390	15,989,540
Dolby Laboratories, Inc., Class A	42,609	3,210,162
DoorDash, Inc., Class A *	139,727	34,966,682
DoubleVerify Holdings, Inc. *	443,800	6,799,016
Dropbox, Inc., Class A *	520,393	14,139,078
DXC Technology Co. *	342,292	4,658,594
Dynatrace, Inc. *	316,530	16,652,643
F5, Inc. *	59,280	18,579,538
Fortinet, Inc. *	272,111	27,183,889
Gartner, Inc. *	49,451	16,746,581
Gen Digital, Inc.	565,617	16,680,045
GoDaddy, Inc., Class A *	106,223	17,163,512
HubSpot, Inc. *	35,249	18,317,143
International Business Machines Corp.	93,816	23,749,520
Intuit, Inc.	77,598	60,924,518
Leidos Holdings, Inc.	63,868	10,196,526
Manhattan Associates, Inc. *	83,782	18,403,554
Match Group, Inc.	457,861	15,690,896
Meta Platforms, Inc., Class A	195,823	151,457,341
Microsoft Corp.	281,541	150,202,124
Nutanix, Inc., Class A *	241,313	18,139,498
Okta, Inc. *	97,574	9,542,737
Palantir Technologies, Inc., Class A *	570,215	90,293,545
Palo Alto Networks, Inc. *	212,147	36,828,719
Paycom Software, Inc.	65,831	15,242,510
Pegasystems, Inc.	289,632	17,004,295
Pinterest, Inc., Class A *	283,510	10,943,486
Procore Technologies, Inc. *	127,702	9,147,294
PTC, Inc. *	105,105	22,577,605
RingCentral, Inc., Class A *	485,119	12,365,683
Roper Technologies, Inc.	32,260	17,755,904

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Salesforce, Inc.	256,452	66,249,245
ServiceNow, Inc. *	58,843	55,496,010
Snowflake, Inc., Class A *	132,754	29,670,519
Synopsys, Inc. *	82,040	51,969,879
Teradata Corp. *	564,199	11,808,685
Twilio, Inc., Class A *	148,919	19,210,551
Tyler Technologies, Inc. *	32,496	18,995,862
UiPath, Inc., Class A *	638,080	7,497,440
VeriSign, Inc.	65,319	17,562,320
Workday, Inc., Class A *	69,208	15,874,931
Zoom Communications, Inc., Class A *	150,118	11,116,238
ZoomInfo Technologies, Inc. *	670,060	7,256,750
Zscaler, Inc. *	51,642	14,746,890
		1,644,920,242
Technology Hardware & Equipment — 13.5%
Amphenol Corp., Class A	408,929	43,555,028
Analog Devices, Inc.	162,085	36,409,154
Apple, Inc.	680,682	141,289,163
Applied Materials, Inc.	240,509	43,306,051
Avnet, Inc.	90,428	4,787,258
Broadcom, Inc.	537,670	157,913,679
Cirrus Logic, Inc. *	144,152	14,517,548
GLOBALFOUNDRIES, Inc. *	181,073	6,770,319
IPG Photonics Corp. *	111,127	8,322,301
Jabil, Inc.	99,160	22,129,537
KLA Corp.	44,589	39,195,069
Lam Research Corp.	413,049	39,173,567
Lattice Semiconductor Corp. *	223,574	11,140,692
MACOM Technology Solutions Holdings, Inc. *	72,835	9,988,592
Marvell Technology, Inc.	266,132	21,389,029
Monolithic Power Systems, Inc.	30,013	21,346,446
NetApp, Inc.	96,749	10,074,473
NVIDIA Corp.	941,876	167,531,484
ON Semiconductor Corp. *	82,002	4,621,633
Pure Storage, Inc., Class A *	302,459	18,002,360
Qorvo, Inc. *	106,111	8,870,880
QUALCOMM, Inc.	327,452	48,056,855
Skyworks Solutions, Inc.	221,273	15,166,051
Teradyne, Inc.	110,514	11,872,519
Vertiv Holdings Co., Class A	156,648	22,807,949
		928,237,637
Telecommunications Equipment — 1.4%
Cisco Systems, Inc.	1,061,966	72,298,645
Motorola Solutions, Inc.	49,097	21,552,601
		93,851,246

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 0.7%
AT&T, Inc.	854,292	23,416,144
Verizon Communications, Inc.	624,752	26,714,395
		50,130,539
Tobacco — 1.0%
Altria Group, Inc.	519,700	32,190,218
Philip Morris International, Inc.	225,067	36,922,241
		69,112,459
Travel & Leisure — 4.5%
Airbnb, Inc., Class A *	151,752	20,093,482
Booking Holdings, Inc.	9,651	53,119,683
Boyd Gaming Corp.	104,683	8,887,587
Darden Restaurants, Inc.	87,089	17,563,239
Domino's Pizza, Inc.	21,168	9,805,229
Expedia Group, Inc.	107,260	19,330,397
Hilton Worldwide Holdings, Inc.	80,285	21,522,803
Madison Square Garden Sports Corp. *	58,440	11,810,724
Marriott International, Inc., Class A	102,349	27,002,737
McDonald's Corp.	191,647	57,507,515
Starbucks Corp.	342,149	30,506,005
Texas Roadhouse, Inc.	49,996	9,255,759
Wyndham Hotels & Resorts, Inc.	73,958	6,360,388
Yum! Brands, Inc.	129,825	18,714,274
		311,479,822
Waste & Disposal Services — 1.0%
Clean Harbors, Inc. *	70,062	16,521,320
Republic Services, Inc.	97,635	22,519,513
Waste Management, Inc.	137,642	31,542,041
		70,582,874
Total Common Stocks (Cost $6,271,445,364)		6,870,657,033
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)(Cost $5,073,382)	5,073,382	5,073,382
Total Investments — 99.9% (Cost $6,276,518,746)		6,875,730,415
Other Assets in Excess of Liabilities — 0.1%		3,947,409
NET ASSETS — 100.0%		6,879,677,824

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	21	09/19/2025	USD	6,690,075	355,847

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,875,730,415	$—	$—	$6,875,730,415
Appreciation in Other Financial Instruments
Futures Contracts (a)	$355,847	$—	$—	$355,847

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$6,177,185	$76,618,487	$82,795,672	$—	$—	$—	—	$145,690	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	4,594,496	114,290,145	113,811,259	—	—	5,073,382	5,073,382	310,009	—
Total	$10,771,681	$190,908,632	$196,606,931	$—	$—	$5,073,382		$455,699	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.